JNL VARIABLE FUND LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(312) 338-5801

August 29, 2018

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	JNL Variable Fund LLC
File Nos: 333-68105 and 811-09121

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 13, 2018, filed pursuant to Rule 497(e), for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund.

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee

enc.